Subsequent Events (Details) - USD ($) $ in Thousands		3 Months Ended
	Oct. 01, 2024	Sep. 30, 2023
Subsequent Events
Proceeds from exercise of options		$ 103
Issuance of common shares
Subsequent Events
Number of common shares issued upon exercise of options	450,000
Proceeds from exercise of options	$ 466